Business Combinations (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2015 USD ($) entity
Business Acquisition [Line Items]
Business combinations	$ 4,725	$ 6,614
Segment Roto-Rooter [Member]
Business Acquisition [Line Items]
Number of businesses acquired	2	2
Business combinations	$ 4,700	$ 6,600